Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 15,495	¥ 27,615
Derivative liabilities Fair value	25,958	17,990
Options held
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	206	844
Options held | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	34,701	40,275
Futures
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	248	182
Derivative liabilities Fair value	258	318
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	37,359	38,094
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	30	90
Derivative liabilities Fair value	173	15
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	¥ 13,171	¥ 12,140